REAL ESTATE-RELATED SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Securities Available for Sale	The following is a summary of the Company’s real estate-related securities as of June 30, 2021 (in thousands):

	Real Estate-Related Securities
	Amortized Cost Basis	Unrealized Gain	Fair Value
CMBS	$39,520	$2,551	$42,071

Total real estate-related securities	$39,520	$2,551	$42,071

The following table provides the activity for the real estate-related securities during the six months ended June 30, 2021 (in thousands):

	Amortized Cost Basis	Unrealized Gain	Fair Value
Real estate-related securities as of January 1, 2021	$37,047	$1,147	$38,194
Face value of real estate-related securities acquired	34,491	—	34,491
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs	(5,982)	—	(5,982)
Amortization of discount on real estate-related securities	525	—	525
Sale of real estate-related securities	(26,976)	(648)	(27,624)
Capitalized interest income on real estate-related securities	435	—	435
Principal payments received on real estate-related securities	(20)	—	(20)
Unrealized gain on real estate-related securities	—	2,052	2,052

Real estate-related securities as of June 30, 2021	$39,520	$2,551	$42,071

The scheduled maturities of the Company’s real
estate-related
securities as of June 30, 2021 are as follows (in thousands):

	Available-for-sale securities
	Amortized Cost	Estimated Fair Value
Due within one year	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	39,520	42,071

Total	$39,520	$42,071

The following is a summary of the Company’s real estate-related securities as of December 31, 2020 (in thousands):

	Real Estate-Related Securities
	Amortized Cost Basis	Unrealized Gain	Fair Value
CMBS	$37,047	$1,147	$38,194

Total real estate-related securities	$37,047	$1,147	$38,194

The following table provides the activity for the real estate-related securities during the year ended December 31, 2020 (in thousands):

	Amortized Cost Basis	Unrealized Gain	Fair Value
Real estate-related securities as of January 1, 2020	$—	$—	$—
Face value of real estate-related securities acquired	91,440	—	91,440
Premiums and discounts on purchase of real estate-related securities, net of acquisition costs	(14,796)	—	(14,796)
Amortization of discount (premium) on real estate-related securities	57	—	57
Principal payments received on real estate-related securities	(2,571)	—	(2,571)
Sale of real estate-related securities	(37,083)	(510)	(37,593)
Unrealized gain on real estate-related securities	—	1,657	1,657

Real estate-related securities as of December 31, 2020	$37,047	$1,147	$38,194

The scheduled maturities of the Company’s real estate-related securities as of December 31, 2020 are as follows (in thousands):

	Available-for-sale securities
	Amortized Cost	Estimated Fair Value
Due within one year	$—	$—
Due after one year through five years	27,061	27,461
Due after five years through ten years	—	—
Due after ten years	9,986	10,733

Total	$37,047	$38,194